Acquired Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 403,113		$ 111,070
Accumulated Amortization	(14,839)		(25,916)
Impairment	(291,817)	$ (619,865)
Acquired intangible assets, net	96,457		85,154
Commodity Trading Right [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	291,817
Impairment	(291,817)
PIBA License [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	111,296		111,070
Accumulated amortization	(14,839)		(25,916)
Net carrying amount	$ 96,457		$ 85,154